Goodwill and Intangible Assets, net (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets, net [Abstract]
Schedule of Goodwill	The following table represents the changes in goodwill:
Ending balance, December 31, 2020	$36,956
Changes during the three months ended March 31, 2021	—
Ending balance, March 31, 2021	$36,956
The following table represents the changes in goodwill:
Ending balance, December 31, 2018	$32,079
Additions from acquisition	4,877
Ending balance, December 31, 2019	$36,956

Schedule of Finite-Lived Intangible Assets
The gross carrying value, accumulated amortization, and net carrying value of intangible assets as of March 31, 2021 and December 31, 2020 are as follows:
	March 31, 2021
	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	$16,350	$(9,111)	$7,239
Non-compete agreements	1,430	(702)	728
Trademarks and trade names	160	(53)	107
Technology	1,540	(636)	904
Total	$19,480	$(10,502)	$8,978

	December 31, 2020
	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	$16,350	$(8,698)	$7,652
Non-compete agreements	1,460	(660)	800
Trademarks and trade names	160	(47)	113
Technology	1,540	(571)	969
Total	$19,510	$(9,976)	$9,534

The weighted average useful life, gross carrying value, accumulated amortization, and net carrying value of intangible assets as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Weighted Average Useful Life	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	12.2 years	$16,350	$(8,698)	$7,652
Non-compete agreements	5.0 years	1,460	(660)	800
Trademarks and trade names	6.0 years	160	(47)	113
Technology	6.0 years	1,540	(571)	969
Total		$19,510	$(9,976)	$9,534

	December 31, 2019
	Weighted Average Useful Life	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	11.4 years	$21,340	$(12,037)	$9,303
Non-compete agreements	5.4 years	1,860	(768)	1,092
Trademarks and trade names	6.6 years	350	(210)	140
Technology	6.0 years	4,724	(3,499)	1,225
Total		$28,274	$(16,514)	$11,760

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated amortization expense for the next five years and thereafter as of March 31, 2021 is as follows:
remainder of 2021	$1,269
2022	1,269
2023	1,174
2024	930
2025	737
Thereafter	3,599
Total	$8,978
Estimated amortization expense for the next five years and thereafter as of December 31, 2020 is as follows:
2021	$1,825
2022	1,269
2023	1,174
2024	930
2025	737
Thereafter	3,599
Total	$9,534